NAV Per Share (Details) - EBP 016 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 5,432,894	$ 4,878,053
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,785,482	4,249,331
NAV | Short-term investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,100	4,992
Unfunded Commitment	0
NAV | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	820,553	791,150
Unfunded Commitment	0
NAV | Multi-asset class funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	899,731	742,636
Unfunded Commitment	0
NAV | Equity index funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,059,098	$ 2,710,553
Unfunded Commitment	$ 0